BLACKROCK FUNDS

Supplement Dated May 21, 2008 to the
Prospectuses of the Equity Portfolios Dated January 31, 2008

BlackRock Small Cap Growth Equity Portfolio

The section entitled “Fund Management” is deleted in its entirety and replaced with the following:

Fund Management

The Fund is supported by a team of investment professionals who are responsible for investment research and selection. The lead members of this team are Andrew F. Thut, Director at BlackRock Advisors, LLC (“BlackRock”), and Andrew Leger, Director at BlackRock. Mr. Thut and Mr. Leger are primarily responsible for the day-to-day management of the Fund’s portfolio.

Mr. Thut has been a member of the Small & Mid-Cap Growth U.S. equity team for six years and is also responsible for the coverage of the business services sector. He has been an analyst of the Fund since May 2002 and manager of the Fund since March 2004. Prior to joining BlackRock in April 2002, Mr. Thut had been an equity analyst on the small and mid-cap growth team at MFS since 1998. Prior to joining MFS, Mr. Thut had worked in the Technology Investment Banking Group at BT Alex Brown since 1995.

Mr. Leger has been a member of the Small & Mid-Cap Growth U.S. equity team for six years. He is responsible for coverage of the energy, industrial and materials sectors. Mr. Leger joined BlackRock in 2002 from Schroders Investment Management N.A., where he was a small/mid-cap equity analyst covering telecommunications, capital goods, transportation and utilities. Previously, Mr. Leger was a small cap equity analyst at Delphi Management.

The Statement of Additional Information (SAI) provides additional information about the Fund managers’ compensation, other accounts managed by the Fund managers, and the Fund managers’ ownership of securities in the Fund.

BlackRock Small/Mid Cap Growth Portfolio

The section entitled “Fund Management” is deleted in its entirety and replaced with the following:

Fund Management

The Fund is supported by a team of investment professionals who are responsible for investment research and selection. The lead members of this team are Andrew F. Thut, Director at BlackRock Advisors, LLC (“BlackRock”), Rob Hallisey, Director at BlackRock, and Andrew Leger, Director at BlackRock. Mr. Thut, Mr. Hallisey and Mr. Leger are primarily responsible for the day-to-day management of the Fund’s portfolio.

Mr. Thut has been a member of the Small & Mid-Cap Growth U.S. equity team for six years and is also responsible for the coverage of the business services sector. He has been an analyst of the Fund since May 2002 and manager of the Fund since March 2004. Prior to joining BlackRock in April 2002, Mr. Thut had been an equity analyst on the small and mid-cap growth team at MFS since 1998. Prior to joining MFS, Mr. Thut had worked in the Technology Investment Banking Group at BT Alex Brown since 1995.

Mr. Hallisey has been a member of the Small & Mid-Cap Growth U.S. equity team for six years. He is responsible for coverage of the health care sector. Prior to joining BlackRock in 2002, Mr. Hallisey was an equity analyst at Sirios Capital Management where he covered the health care sector for a large hedge fund. From 1991 to 2000, Mr. Hallisey worked at John Hancock Funds as an equity analyst and as an Assistant Portfolio Manager on the John Hancock Global Health Sciences Fund.

Mr. Leger has been a member of the Small & Mid-Cap Growth U.S. equity team for six years. He is responsible for coverage of the energy, industrial and materials sectors. Mr. Leger joined BlackRock in 2002 from Schroders Investment Management N.A., where he was a small/mid-cap equity analyst covering telecommunications, capital goods, transportation and utilities. Previously, Mr. Leger was a small cap equity analyst at Delphi Management.

The Statement of Additional Information (SAI) provides additional information about the Fund managers’ compensation, other accounts managed by the Fund managers, and the Fund managers’ ownership of securities in the Fund.

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